Commitments and Contingencies - Additional Information (Detail)	1 Months Ended			3 Months Ended	12 Months Ended
	May 31, 2018 USD ($) ft²	Apr. 30, 2017 USD ($) shares	Nov. 30, 2016 USD ($) shares	Dec. 31, 2018 USD ($) ft² Sublease shares	Dec. 31, 2018 USD ($) ft² Milestone shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Sep. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)
Other Commitments [Line Items]
Square feet of property subject to sublease | ft²	69,000
Sublease commencement period					2018-06
Sublease expiration period					2028-02
Property sublease, description					In May 2018, the Company entered into a sublease for up to approximately 69,000 square feet of office and laboratory space in Cambridge, Massachusetts. The sublease is subject and subordinate to a prime lease between the sublandlord and the prime landlord. The term of the sublease commenced in June 2018 and expires in February 2028. The sublandlord has the right to terminate the sublease after five years.
Sublease termination period	5 years
Rent expense					$ 4,400,000	$ 1,100,000
Research and development expense					$ 41,340,000	$ 27,899,000	$ 5,782,000
Common stock issued | shares				34,327,554	34,327,554	4,458,547
Redeemable convertible preferred stock issued | shares				0	0	0
Maximum [Member]
Other Commitments [Line Items]
Rent expense							$ 100,000
Leasehold Improvements [Member] | Maximum [Member]
Other Commitments [Line Items]
Deferred rent				$ 700,000	$ 700,000
License Agreement with Novartis International Pharmaceutical Ltd. [Member]
Other Commitments [Line Items]
Fair value of shares as of issuance date						$ 9,300,000
Number of milestones met | Milestone					0
License Agreement with Novartis International Pharmaceutical Ltd. [Member] | Achievement of Clinical and Regulatory Milestones [Member] | Maximum [Member]
Other Commitments [Line Items]
Payment obligation		$ 177,000,000
License Agreement with Novartis International Pharmaceutical Ltd. [Member] | Achievement of Commercial Milestones [Member] | Maximum [Member]
Other Commitments [Line Items]
Payment obligation		$ 125,000,000
License Agreement with Novartis International Pharmaceutical Ltd. [Member] | Sales Revenue, Net [Member] | Product Concentration Risk [Member] | Maximum [Member]
Other Commitments [Line Items]
Maximum prcentage of net sales of products licensed		20.00%
License Agreement with Novartis International Pharmaceutical Ltd. [Member] | Series A- Redeemable Convertible Preferred Stock [Member]
Other Commitments [Line Items]
Redeemable convertible preferred stock issued | shares		2,500,000
License Agreement with Novartis International Pharmaceutical Ltd. [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Other Commitments [Line Items]
Redeemable convertible preferred stock issued | shares		643,550
License Agreement With Harvard [Member]
Other Commitments [Line Items]
Payment of upfront fee			$ 100,000
Common stock issued | shares			385,063				385,063
Fair value of shares as of issuance date							$ 300,000
Number of milestones met | Milestone					0
License Agreement With Harvard [Member] | Maintenance [Member] | Annually Thereafter [Member]
Other Commitments [Line Items]
Payment obligation			$ 100,000
License Agreement With Harvard [Member] | Maintenance [Member] | Maximum [Member] | Annually Through 2019 [Member]
Other Commitments [Line Items]
Payment obligation			100,000
License Agreement With Harvard [Member] | Patents [Member]
Other Commitments [Line Items]
Reimbursed costs			300,000
License Agreement With Harvard [Member] | Achievement of Development and Regulatory Milestones [Member] | Maximum [Member]
Other Commitments [Line Items]
Payment obligation			$ 7,400,000
Sublease Agreement [Member]
Other Commitments [Line Items]
Square feet of property subject to sublease | ft²				27,000	27,000
Sublease expiration period					2018-09
Rental income				$ 4,500,000
Lease agreement maturity period				2 years
Number of Sub-sublease | Sublease				2
Contractual obligation incurred					$ 6,100,000
Sublease Agreement [Member] | Maximum [Member]
Other Commitments [Line Items]
Payment obligation									$ 6,800,000
Collaboration Agreement [Member]
Other Commitments [Line Items]
Research and development expense					1,700,000
Collaboration Agreement [Member] | Development, Regulatory and Commercial Milestone [Member] | Maximum [Member]
Other Commitments [Line Items]
Payment obligation										$ 83,500,000
License Agreement With Third Parties [Member] | License [Member]
Other Commitments [Line Items]
Research and development expense					800,000
Letter of Credit [Member]
Other Commitments [Line Items]
Cash balance to secure letter of credit associated with sublease	$ 1,800,000
Letter of Credit [Member] | Sublease Agreement [Member]
Other Commitments [Line Items]
Cash balance to secure letter of credit associated with sublease				$ 0	$ 0			$ 200,000